Label	Element	Value
Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000932381_SupplementTextBlock
TRIBUTARY FUNDS, INC.

Supplement dated August 14, 2015

to the Prospectus dated August 1, 2015

THIS SUPPLEMENT PROVIDES NEW AND ADDITIONAL INFORMATION BEYOND THAT CONTAINED IN THE PROSPECTUS

 AND SHOULD BE READ IN CONJUNCTION WITH THE PROSPECTUS.

Your Prospectus is hereby amended as follows:

Risk/Return [Heading]	rr_RiskReturnHeading	Income Fund
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	On page 5, for the Tributary Income Fund, please delete the expense example table in its entirety and replace with the following table:
Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 89
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	331
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	593
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,341
Income Fund | Institutional Plus
Risk/Return:	rr_RiskReturnAbstract
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	66
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	262
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	474
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,085